INCOME TAX BENEFIT (EXPENSE) (Contents of Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME TAX BENEFIT (EXPENSE) [Abstract]
Current income tax			(328)	(11,937)
Deferred income tax benefit	18,733	116,709	68,876	40,479
Valuation allowance	18,733	116,709	(92,874)	(16,481)
Total			(24,326)	12,061